Description of Business	12 Months Ended
Dec. 31, 2019
Description Of Business [Abstract]
Description of Business
1.	Description of business

Sundial Growers Inc. (“Sundial” or the “Company”) was incorporated under the Business Corporations Act (Alberta) on August 19, 2006.

The Company’s head office is located at 200, 919 11th Avenue SW, Calgary, Alberta, Canada.

The principal activities of the Company are the production, distribution and sale of cannabis in Canada and the production, distribution and sale of ornamental flowers and herbs in the United Kingdom. The production, distribution and sale of cannabis was regulated by the Access to Cannabis for Medical Purposes Regulations (“ACMPR”) in Canada, up to and including October 16, 2018. On October 17, 2018, the ACMPR was superseded by the Cannabis Act which regulates the production, distribution, and possession of cannabis for both medical and adult recreational access in Canada. The Company is planning to expand its operations to jurisdictions outside of Canada where federally lawful and regulated, including subsidiaries which operate in Europe and the United Kingdom.

On August 1, 2019, the Company’s common shares began trading on the Nasdaq Global Select Market (“Nasdaq”) under the ticker symbol “SNDL”.

Sundial does not engage in any U.S. cannabis-related activities as defined in Canadian Securities Administrators Staff Notice 51-352.

Going concern assumption

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. The Company is an early-stage company, has accumulated significant losses and is in non-compliance with its loan covenants (note 13a) as at December 31, 2019. Furthermore, the Company and certain of its subsidiaries have a limited operating history and a history of negative cash flow from operating activities.

The Company has a Producer’s License at each of its two facilities, a license to sell live plants to other licensed producers and its standard processing and sales license from Health Canada. The Company has maintained compliance with all Health Canada’s requirements under these licenses.

The ability of the Company to continue as a going concern depends on Health Canada maintaining such licenses, the continued support of its lenders, its ability to achieve profitable operations and its ability to raise additional financing to fund current and future operating and investing activities. There is no assurance that the Company will be able to accomplish any of the foregoing objectives.

During the year ended December 31, 2019, the Company sourced the capital and liquidity to advance its strategic growth initiatives by way of the capital transactions described in notes 13, 14 and 19. At December 31, 2019, the Company was not in compliance with the interest coverage ratio covenant under its Syndicated Credit Agreement. As a result, as at December 31, 2019, the full principal amount of the Syndicated Credit Agreement and the full principal amount of the Term Debt Facility were classified as current liabilities on the Company’s statement of financial position. Additionally, based on the Company’s most recent financial projections, management is forecasting that the Company will be in violation of the Syndicated Credit Agreement debt covenants as at March 31, 2020, June 30, 2020 and September 30, 2020.

The Company has obtained a waiver under the Syndicated Credit Agreement for the December 31, 2019 interest coverage ratio covenant breach and a waiver for any corresponding breaches of the Term Debt Facility. Under the terms of the waivers, the Company has agreed that on or before April 15, 2020 it will (i) enter into a definitive purchase agreement related to the sale of Bridge Farm and (ii) enter into term sheets with the each of the respective lenders under the Syndicated Credit Agreement and Term Debt Facility that sets out a financing strategy for the Company. In addition, the requirement to maintain an interest reserve cash balance of $10.0 million was removed. The $10.0 million was applied as a permanent reduction to amounts outstanding under the Syndicated Credit Agreement on March 30, 2020. The Term Debt Facility lenders have also agreed to defer a minimum of $1.2 million of the $2.8 million interest payment due April 1, 2020 to April 20, 2020.

In addition, the Company continues to have discussions with its  lenders to provide certain amendments to the restrictive covenants and to defer principal payments for the remainder of 2020. Under the terms of our debt documents, we have until May 15, 2020 to deliver our financial results for the three months ended March 31, 2020 and associated compliance certification, and if we do not obtain a waiver of covenant compliance or similar relief before then, we will be in default under such agreements. We are in active dialogue with our lenders and have been able to obtain similar waivers in the past; however, there is no guarantee that we will be able to do so in the future. Any failure or delay in completing these amendments would have a significant negative impact on the Company’s liquidity and further impact the Company’s ability to operate as a going concern. In such a case, the Company would look to alternative sources of financing, delay capital expenditures and/or evaluate potential asset sales, and potentially could be forced to curtail or cease operations or seek relief under the applicable bankruptcy or insolvency laws.

In addition, the Company will require additional financing in the near term. The Company has engaged financial advisors and is in negotiations with potential capital providers including sources of debt and/or equity. These negotiations have been negatively impacted by the effects that the Covid-19 pandemic is having, and is expected to continue to have, on the overall business environment and financial markets generally. The Company continues to advance these initiatives, however, there is no certainty as to their ultimate completion or the timing thereof.

These conditions, combined with the accumulated losses to date, indicate the existence of a material uncertainty that casts substantial doubt on the Company’s ability to continue as a going concern. These consolidated financial statements do not give effect to adjustments that would be necessary to the carrying values and classifications of assets and liabilities should the Company be unable to continue as a going concern.

After giving consideration to current initiatives, the use of the going concern assumption is considered appropriate and the Company’s consolidated financial statements have been prepared on a going concern basis.